Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Reconciliation of provision (benefit) for income taxes
The (benefit) provision for income taxes consisted of the following:

	Year Ended September 30,
	2014	2013	2012
Current:
Federal	$0.9	$33.0	$30.8
State	—	3.2	2.3
Foreign	2.9	—	—
	3.8	36.2	33.1
Deferred:
Federal	(80.1)	(26.8)	(3.2)
State	(7.3)	(1.8)	(0.5)
Foreign	(0.1)	(0.5)	1.1
	(87.5)	(29.1)	(2.6)
Income tax (benefit) provision	$(83.7)	$7.1	$30.5

Reconciliation of income tax (benefit) provision
A reconciliation of income tax (benefit) provision with amounts computed at the statutory federal rate follows:

	Year Ended September 30,
	2014	2013	2012
Computed tax at federal statutory rate (35%)	$(149.4)	$7.8	$28.1
Non-deductible goodwill impairment loss	70.9	—	—
Non-deductible compensation	0.8	0.7	—
Non-deductible transaction costs	2.8	0.2	1.8
Domestic production activities deduction	—	(2.9)	(0.9)
State income taxes, net of effect on federal tax	(6.6)	1.0	2.0
Non-taxable interest income	(2.9)	—	—
Valuation allowance	2.3	—	—
Other, net (none in excess of 5% of computed tax)	(1.6)	0.3	(0.5)
Income tax (benefit) provision	$(83.7)	$7.1	$30.5

Deferred tax assets (liabilities)
Deferred tax assets (liabilities) were as follows:

	September 30, 2014			September 30, 2013
	Assets	Liabilities	Net	Assets	Liabilities	Net
Current:
Accrued vacation, incentive and severance	$6.5	$—	$6.5	$5.2	$—	$5.2
Net operating loss carryforwards, credits	7.3	—	7.3	—	—	—
Stock-based and deferred compensation	2.7	—	2.7	—	—	—
Other accrued liabilities	7.1	—	7.1	1.6	—	1.6
Other items	7.0	(3.3)	3.7	5.4	(0.3)	5.1
Total gross deferred income taxes, current	30.6	(3.3)	27.3	12.2	(0.3)	11.9
Valuation allowance	(0.3)	—	(0.3)	—	—	—
Total current deferred income taxes	30.3	(3.3)	27.0	12.2	(0.3)	11.9

Noncurrent:
Property	—	(142.5)	(142.5)	—	(74.0)	(74.0)
Intangible assets	—	(863.1)	(863.1)	—	(297.7)	(297.7)
Pension and other postretirement benefits	42.9	—	42.9	37.0	—	37.0
Stock-based and deferred compensation	14.7	—	14.7	10.3	—	10.3
Derivative mark-to-market adjustments	15.4	—	15.4	—	—	—
Net operating loss carryforwards	23.4	—	23.4	21.6	—	21.6
Other items	1.5	—	1.5	0.9	—	0.9
Total gross deferred income taxes, noncurrent	97.9	(1,005.6)	(907.7)	69.8	(371.7)	(301.9)
Valuation allowance	(7.4)	—	(7.4)	—	—	—
Total non-current deferred income taxes	90.5	(1,005.6)	(915.1)	69.8	(371.7)	(301.9)
Total deferred taxes	$120.8	$(1,008.9)	$(888.1)	$82.0	$(372.0)	$(290.0)

Income Tax Contingency [Line Items]
Summary of Income Tax Contingencies [Table Text Block]

Unrecognized tax benefits, September 30, 2012	$2.7
Additions based on current tax positions	0.9
Reductions for prior year tax positions	—
Settlements with tax authorities/statute expirations	—
Unrecognized tax benefits, September 30, 2013	$3.6
Additions based on current tax positions and acquisitions	4.3
Reductions for prior year tax positions	—
Settlements with tax authorities/statue expirations	(0.5)
Unrecognized tax benefits, September 30, 2014	$7.4
The amount of the net unrecognized tax benefits that, if recognized, would directly affect the effective tax rate is $6.9 at September 30, 2014. During fiscal year 2014, the Company recorded a benefit of approximately $0.5 reflecting the effect of the closing of statutes of limitations and settlements with taxing authorities. The Company expects approximately $0.5 of the unrecognized tax benefits to decrease within twelve months of the reporting date. The Company had no unrecognized tax benefits for any periods prior to fiscal 2012.
The Company classifies tax-related interest and penalties as components of income tax expense. The accrued interest and penalties are not included in the table above. The Company accrued approximately $0.9 and $0.1 of interest and penalties at September 30, 2014 and September 30, 2013, respectively. Interest was computed on the difference between the tax position recognized for financial reporting purposes and the amount previously taken on the Company’s tax returns.
Based on the provisions of the Tax Allocation Agreement between Post and Ralcorp, Ralcorp retained responsibility for income tax liabilities and income tax returns related to all periods prior to the Spin-Off date of February 3, 2012. There are no open income tax audits in any of Post’s filing jurisdictions for periods subsequent to the Spin-Off date. U.S. federal, U.S. state and Canada income tax returns for the tax years ended September 30, 2013 and September 30, 2012 are subject to examination by the tax authorities in each respective jurisdiction.
For the acquisitions made in 2013 and 2014, the seller generally retained responsibility for all income tax liabilities through the date of acquisition. With respect to the Michael Foods acquisition, Post assumed all income tax liabilities for those jurisdictions which remain subject to examination for tax years 2008 through 2013.